UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments

Senior Floating-Rate Interests — 92.3%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 1.8%

DAE Aviation Holdings, Inc.
Revolving Loan, 2.76%, Maturing July 31, 2013(2)		20,000	$18,700,000
Term Loan, 5.43%, Maturing July 31, 2014		20,315	19,756,095
Term Loan, 5.43%, Maturing July 31, 2014		20,523	19,958,789
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		7,082	7,046,839
Dundee Holdco 4, Ltd.
Term Loan, 4.25%, Maturing May 15, 2015		3,559	2,941,880
Term Loan, 4.71%, Maturing July 13, 2015	GBP	650	861,064
Term Loan, 5.21%, Maturing July 13, 2015	GBP	650	861,064
Term Loan, 4.75%, Maturing May 13, 2016		3,559	2,941,880
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,525	29,914,167
Sequa Corp.
Term Loan, 3.62%, Maturing December 3, 2014		1,989	1,920,876
Term Loan, Maturing December 3, 2014(3)		3,025	3,027,520
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		18,371	18,325,348
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		27,734	27,681,918
Wesco Aircraft Hardware Corp.
Term Loan, 3.25%, Maturing April 7, 2016		6,158	6,142,329
Term Loan, 4.25%, Maturing April 7, 2017		2,027	2,033,229
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		11,801	11,557,376

			$173,670,374

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing July 5, 2015		11,875	$11,400,000
Orbitz Worldwide, Inc.
Term Loan, 3.31%, Maturing July 25, 2014		19,959	17,376,727

			$28,776,727

Automotive — 4.5%

Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		69,151	$67,105,779
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		5,600	5,607,000
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		66,648	63,162,843
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		10,043	10,042,643
Federal-Mogul Corp.
Term Loan, 2.18%, Maturing December 29, 2014		41,356	39,210,539
Term Loan, 2.18%, Maturing December 28, 2015		23,578	22,354,469
Financiere Truck (Investissement)
Term Loan, 1.70%, Maturing February 15, 2013(2)(4)	GBP	2,252	3,373,442
Term Loan, 3.74%, Maturing February 15, 2013	EUR	1,412	1,819,903
Ford Motor Co.
Revolving Loan, 0.37%, Maturing December 15, 2013(2)		4,852	4,809,947
Goodyear Tire & Rubber Co.
Term Loan – Second Lien, 1.93%, Maturing April 30, 2014		71,367	69,850,264
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		6,318	6,239,272
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,666	23,459,040
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,459	5,383,692
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		17,193	17,106,764
Term Loan – Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,015,000
Tenneco, Inc.
Term Loan, 5.24%, Maturing March 17, 2014		5,550	5,383,500
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		4,455	4,466,138
Tomkins, LLC
Term Loan, 4.25%, Maturing September 21, 2015		7,560	7,484,198
Term Loan, 4.25%, Maturing September 21, 2016		29,833	29,826,443
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		13,990	13,727,626
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,436	3,453,651
Veyance Technologies, Inc.
Term Loan, 2.75%, Maturing July 31, 2014		4,357	3,953,928
Term Loan, 2.75%, Maturing July 31, 2014		26,939	24,447,513
Term Loan – Second Lien, 6.00%, Maturing July 31, 2015		2,000	1,690,000

			$436,973,594

Beverage and Tobacco — 0.0%(13)

Maine Beverage Co., LLC
Term Loan, 2.12%, Maturing March 31, 2013		746	$716,571

			$716,571

Building and Development — 1.4%

401 North Wabash Venture, LLC
Term Loan, 6.80%, Maturing July 27, 2012(4)		8,041	$6,754,325

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		16,890	$16,752,893
Beacon Sales Acquisition, Inc.
Term Loan, 2.33%, Maturing September 30, 2013		3,870	3,731,737
Contech Construction Products
Term Loan, 8.25%, Maturing January 31, 2013		1,733	1,138,254
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,027,142
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		16,950	16,977,271
Materis SAS
Term Loan, 3.74%, Maturing April 27, 2014	EUR	2,141	2,617,961
Term Loan, 4.12%, Maturing April 27, 2015	EUR	2,283	2,790,610
Monier Group GmbH
Term Loan, 3.25%, Maturing March 16, 2015(4)		9	7,056
Term Loan, 3.25%, Maturing April 16, 2015(4)	EUR	15	17,643
Term Loan, 5.00%, Maturing April 16, 2015(4)	EUR	25	35,136
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014		3,252	3,166,965
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 29, 2013(5)(6)		610	91,452
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		8,970	8,182,706
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,765	12,700,998
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013		1,240	1,162,034
Term Loan, 3.27%, Maturing October 10, 2013		10,297	9,649,096
Term Loan, 4.44%, Maturing October 10, 2016		426	374,933
Term Loan, 4.52%, Maturing October 10, 2016		4,570	4,018,069
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(7)		8,795	8,332,924
WCI Communities, Inc.
Term Loan, 10.01%, Maturing September 2, 2016(4)		3,740	3,652,421
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014		20,000	19,600,000

			$136,356,338

Business Equipment and Services — 7.9%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		27,039	$26,768,734
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		36,095	35,554,047
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		41,361	38,207,116
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		13,333	13,266,395
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		5,182	5,117,215
Term Loan, 2.99%, Maturing February 21, 2015		16,555	15,313,172
Audatex North America, Inc.
Term Loan, 2.13%, Maturing May 16, 2014		1,683	1,681,234
Term Loan, 3.31%, Maturing May 16, 2014	EUR	2,908	3,963,265
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		9,775	9,579,500
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.63%, Maturing February 7, 2014		18,961	15,358,385
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		13,969	13,969,437
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,022	16,255,992
Catalina Marketing Corp.
Term Loan, 3.00%, Maturing October 1, 2014		5,935	5,697,148
ClientLogic Corp.
Term Loan, 8.12%, Maturing January 30, 2014	EUR	569	780,053
Term Loan, 7.14%, Maturing January 30, 2017		9,682	8,823,041
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		13,083	12,943,608
Endurance International Group, Inc. (The)
Term Loan, 8.00%, Maturing October 3, 2016		10,175	10,022,375
Go Daddy Group, Inc. (The)
Term Loan, Maturing September 29, 2017(3)		19,950	19,962,469
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		15,115	15,114,961
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		33,292	33,291,562
Kronos, Inc.
Term Loan, 2.12%, Maturing June 11, 2014		11,982	11,468,042
Term Loan, 6.12%, Maturing June 11, 2015		3,000	2,812,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		18,984	18,841,650
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		13,847	13,639,172
Mitchell International, Inc.
Term Loan, 2.38%, Maturing March 28, 2014		1,949	1,851,531
Term Loan – Second Lien, 5.63%, Maturing March 30, 2015		1,500	1,410,000
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		15,645	15,821,472
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		16,559	16,199,846
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		12,338	12,245,956
Quantum Corp.
Term Loan, 3.83%, Maturing July 14, 2014		1,509	1,471,634

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Quantum Corp. (continued)
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		59,526	$59,004,962
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		13,936	13,518,384
Sabre, Inc.
Term Loan, 2.30%, Maturing September 30, 2014		46,499	40,911,097
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,094	10,927,836
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,255	8,931,135
SunGard Data Systems, Inc.
Term Loan, 1.99%, Maturing February 28, 2014		32,531	32,134,224
Term Loan, 3.74%, Maturing February 28, 2014		11,124	11,031,158
Term Loan, 3.90%, Maturing February 26, 2016		65,535	64,961,310
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,960	5,893,012
Total Safety U.S., Inc.
Term Loan, 7.50%, Maturing October 31, 2017		2,475	2,376,000
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		2,246	2,229,345
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,596	30,405,023
Travelport, LLC
Term Loan, 2.87%, Maturing August 23, 2013		154	130,625
Term Loan, 2.87%, Maturing August 23, 2013		595	505,771
Term Loan, 4.87%, Maturing August 21, 2015		8,217	7,175,797
Term Loan, 4.87%, Maturing August 21, 2015		20,702	18,078,240
Term Loan, 4.87%, Maturing August 21, 2015		25,941	22,653,155
Term Loan, 6.05%, Maturing August 21, 2015	EUR	1,481	1,756,693
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(2)		1,618	1,593,508
Term Loan, 6.00%, Maturing July 28, 2017		8,307	8,182,617
West Corp.
Term Loan, 4.61%, Maturing July 15, 2016		18,182	18,060,674
Term Loan, 4.63%, Maturing July 15, 2016		6,545	6,504,407

			$764,396,485

Cable and Satellite Television — 3.7%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		9,245	$9,105,877
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,843	4,818,960
Cequel Communications, LLC
Term Loan, 2.24%, Maturing November 5, 2013		48,683	48,074,860
Charter Communications Operating, LLC
Term Loan, 3.62%, Maturing September 6, 2016		41,909	41,699,946
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		6,983	6,912,675
CSC Holdings, Inc.
Term Loan, 1.99%, Maturing March 29, 2016		3,603	3,572,921
Term Loan, 1.99%, Maturing March 29, 2016		23,345	23,169,556
Insight Midwest Holdings, LLC
Term Loan, 1.99%, Maturing April 7, 2014		24,428	24,238,617
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	2,822	3,325,771
Term Loan, 4.45%, Maturing March 4, 2016	EUR	2,822	3,325,772
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,498	7,123,405
Term Loan, 1.95%, Maturing January 30, 2015		7,620	7,239,000
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,147	9,981,681
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,945	17,927,159
Term Loan, 5.50%, Maturing March 31, 2017		2,940	2,911,520
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,380	10,110,010
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		23,174	22,797,632
P7S1 Broadcasting Holding II B.V.
Term Loan, 4.03%, Maturing July 1, 2016	EUR	5,546	7,248,014
UPC Broadband Holding B.V.
Term Loan, 5.11%, Maturing December 31, 2016	EUR	37,765	50,277,383
Term Loan, 5.36%, Maturing December 31, 2017	EUR	3,395	4,544,622
UPC Financing Partnership
Term Loan, 3.87%, Maturing December 30, 2016		5,061	4,915,659
Term Loan, 3.74%, Maturing December 29, 2017		20,793	20,117,219
Term Loan, Maturing December 31, 2017(3)		4,575	4,540,688
YPSO Holding SA
Term Loan, 4.87%, Maturing June 6, 2016(4)	EUR	2,391	2,816,753
Term Loan, 4.87%, Maturing June 6, 2016(4)	EUR	4,086	4,814,747
Term Loan, 4.87%, Maturing June 6, 2016(4)	EUR	7,015	8,265,057
Term Loan, 5.62%, Maturing December 29, 2017(4)	EUR	966	1,138,248

			$355,013,752

Chemicals and Plastics — 4.0%

Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		3,591	$3,597,491
Celanese U.S. Holdings, LLC
Term Loan, 4.24%, Maturing October 31, 2016	EUR	674	927,235
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,235,875
Cristal Inorganic Chemicals US, Inc.
Term Loan, 2.62%, Maturing May 15, 2014		5,054	4,996,679
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		4,229	4,202,752

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	$1,235,200
Revolving Loan, 2.12%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,977	15,014,260
Huntsman International, LLC
Term Loan, 1.83%, Maturing April 21, 2014		2,584	2,539,819
Term Loan, 2.52%, Maturing June 30, 2016		5,333	5,179,437
Term Loan, 2.80%, Maturing April 19, 2017		14,543	14,088,244
INEOS Holdings, Ltd.
Term Loan, 7.50%, Maturing December 16, 2013	EUR	2,274	3,225,975
Term Loan, 8.00%, Maturing December 16, 2014	EUR	2,256	3,200,728
INEOS US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		19,978	20,552,854
Term Loan, 8.00%, Maturing December 16, 2014		20,554	21,145,282
MacDermid, Inc.
Term Loan, 2.25%, Maturing April 11, 2014		5,553	5,409,292
Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 2.45%, Maturing December 4, 2013		4,800	4,545,000
Term Loan, 3.62%, Maturing December 4, 2013	EUR	9,896	12,894,471
Term Loan, 3.75%, Maturing May 5, 2015		21,752	20,592,210
Term Loan, 4.87%, Maturing May 5, 2015	EUR	4,961	6,341,035
Momentive Specialty Chemicals, Inc.
Term Loan, 2.48%, Maturing May 3, 2013		12,368	11,997,368
Term Loan, 2.63%, Maturing May 6, 2013		1,720	1,649,864
Term Loan, 2.63%, Maturing May 6, 2013		4,011	3,848,018
Term Loan, Maturing May 6, 2013(3)		217	210,469
Term Loan, 4.00%, Maturing May 5, 2015		13,427	12,845,131
Term Loan, 4.06%, Maturing May 5, 2015		4,149	3,920,556
Term Loan, 4.13%, Maturing May 5, 2015		6,932	6,631,612
Term Loan, 4.13%, Maturing May 5, 2015		7,097	6,706,857
Term Loan, 5.29%, Maturing May 5, 2015	EUR	1,082	1,400,378
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		11,509	11,521,341
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		16,750	16,331,250
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017		7,000	7,017,500
Term Loan, 6.25%, Maturing August 2, 2017	EUR	2,000	2,747,799
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,139	15,006,394
Solutia, Inc.
Revolving Loan, 0.93%, Maturing March 17, 2015(2)		5,000	4,762,500
Term Loan, 3.50%, Maturing August 1, 2017		14,911	14,957,769
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		40,568	37,297,607
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		73,846	72,369,201

			$389,454,253

Clothing / Textiles — 0.1%

Phillips-Van Heusen Corp.
Term Loan, 4.33%, Maturing February 26, 2016	EUR	2,348	$3,232,226
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,940	3,920,424

			$7,152,650

Conglomerates — 1.6%

Education Management, LLC
Term Loan, 2.13%, Maturing June 3, 2013		18,613	$17,705,917
Financiere SPIE S.A.S.
Term Loan, 6.12%, Maturing June 29, 2018	EUR	4,500	5,884,184
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		1,046	1,044,203
Term Loan, 8.25%, Maturing September 22, 2014		417	415,685
Term Loan, 8.50%, Maturing September 22, 2014		2,575	2,562,125
Rexnord Corp.
Term Loan, 2.50%, Maturing July 19, 2013		6,912	6,782,314
Term Loan, 2.87%, Maturing July 19, 2013		30,406	30,139,503
RGIS Holdings, LLC
Term Loan, 2.87%, Maturing April 30, 2014		937	887,964
Term Loan, 2.87%, Maturing April 30, 2014		20,109	19,053,252
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,843	27,808,074
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		41,817	41,799,959

			$154,083,180

Containers and Glass Products — 2.4%

Berry Plastics Corp.
Term Loan, 2.24%, Maturing April 3, 2015		29,448	$28,101,369
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		2,620	2,600,358
Term Loan, 4.50%, Maturing February 23, 2018		29,510	29,288,882
Consolidated Container Co.
Term Loan, 2.50%, Maturing March 28, 2014		15,151	14,184,895
Graphic Packaging International, Inc.
Term Loan, 2.39%, Maturing May 16, 2014		21,189	21,034,558
Term Loan, 3.14%, Maturing May 16, 2014		9,072	9,092,579
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		4,625	4,532,500
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		7,096	7,025,411

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		68,848	$68,804,801
Term Loan, 6.50%, Maturing August 9, 2018		39,975	39,879,220
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		4,165	4,212,280
Term Loan, 5.64%, Maturing October 3, 2018	EUR	998	1,376,790
TricorBraun, Inc.
Term Loan, 2.49%, Maturing July 31, 2013		1,591	1,543,408

			$231,677,051

Cosmetics / Toiletries — 0.4%

Bausch & Lomb, Inc.
Term Loan, 3.50%, Maturing April 24, 2015		3,917	$3,895,883
Term Loan, 3.59%, Maturing April 24, 2015		17,755	17,658,461
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014		1,962	1,818,373
Prestige Brands, Inc.
Term Loan, 4.77%, Maturing March 24, 2016		13,596	13,647,107

			$37,019,824

Drugs — 0.8%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		20,272	$19,625,649
Capsugel Healthcare, Ltd.
Term Loan, 5.25%, Maturing August 1, 2018		13,250	13,299,688
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		7,906	7,933,847
Graceway Pharmaceuticals, LLC
Term Loan, 0.00%, Maturing May 3, 2012(6)		4,658	2,753,895
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		4,603	4,563,907
Term Loan, 4.25%, Maturing March 15, 2018		7,639	7,594,448
Term Loan, 4.25%, Maturing March 15, 2018		15,278	15,188,896
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		10,504	10,442,366

			$81,402,696

Ecological Services and Equipment — 0.0%(13)

Big Dumpster Merger Sub, Inc.
Term Loan, 4.50%, Maturing February 5, 2013		679	$552,026
Term Loan, 4.50%, Maturing February 5, 2013		1,614	1,311,060
Environmental Systems Products Holdings, Inc.
Term Loan – Second Lien, 13.50%, Maturing September 12, 2014(5)		247	220,975
Synagro Technologies, Inc.
Term Loan, 2.25%, Maturing April 2, 2014		886	770,654

			$2,854,715

Electronics / Electrical — 5.9%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		14,763	$14,541,555
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		26,889	27,023,662
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		21,675	21,214,406
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing February 10, 2017		5,781	5,737,953
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		9,041	8,679,370
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		32,482	32,359,956
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017		10,446	10,237,141
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016		2,410	2,349,721
Term Loan, 3.75%, Maturing April 20, 2018		22,987	22,952,894
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		21,920	21,700,862
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		33,541	32,891,082
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		8,444	7,930,091
Term Loan, 5.50%, Maturing May 31, 2016		17,825	16,740,968
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		434	426,383
Term Loan, 3.62%, Maturing November 1, 2013		434	426,383
Term Loan, 3.62%, Maturing November 1, 2013		451	442,893
Term Loan, 3.62%, Maturing November 1, 2013		451	442,893
Term Loan, 3.62%, Maturing November 1, 2013		796	781,874
Term Loan, 3.62%, Maturing November 1, 2013		1,573	1,545,608
Term Loan, 3.62%, Maturing November 1, 2013		1,916	1,882,641
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016		50,483	48,716,425
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018		11,240	10,705,779
Infor Enterprise Solutions Holdings
Term Loan, 6.00%, Maturing July 28, 2015		18,839	17,838,359
Term Loan, 6.00%, Maturing July 28, 2015		41,151	39,581,969
Term Loan, 6.31%, Maturing July 28, 2015	EUR	2,847	3,663,406
Term Loan – Second Lien, 6.50%, Maturing March 3, 2014		550	453,750
Term Loan – Second Lien, 6.50%, Maturing March 3, 2014		950	774,250
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		19,100	19,243,250
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		36,258	34,988,753

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Electronics / Electrical (continued)

Open Solutions, Inc.
Term Loan, 2.55%, Maturing January 23, 2014		9,925	$8,564,898
Rovi Solutions Corp.
Term Loan, 4.00%, Maturing February 7, 2018		4,975	5,006,094
SafeNet, Inc.
Term Loan, 2.75%, Maturing April 12, 2014		14,251	13,693,308
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		36,384	36,270,113
Serena Software, Inc.
Term Loan, 4.34%, Maturing March 10, 2016		10,010	9,509,443
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		6,822	6,737,116
Ship US Bidco, Inc.
Term Loan, 6.01%, Maturing November 30, 2017	GBP	7,000	10,880,131
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 19, 2017		3,650	3,650,000
Term Loan, 6.50%, Maturing May 26, 2017		3,914	3,913,545
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		8,466	8,437,336
SS&C Technologies, Inc.
Term Loan, 2.25%, Maturing November 23, 2012		2,033	2,028,163
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		13,890	13,751,286
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		21,622	21,270,367
Web.com Group, Inc.
Term Loan, Maturing October 27, 2017(3)		26,175	23,508,422

			$573,494,499

Equipment Leasing — 0.5%

BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018		14,015	$13,830,930
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		11,192	11,285,573
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015		23,138	23,361,656

			$48,478,159

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016		6,253	$6,174,591
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		12,273	12,181,040

			$18,355,631

Financial Intermediaries — 3.9%

AmWINS Group, Inc.
Revolving Loan, 2.35%, Maturing June 8, 2012(2)		7,500	$7,275,000
Term Loan, 4.62%, Maturing June 8, 2013		12,408	12,097,888
Asset Acceptance Capital Corp.
Term Loan, 4.12%, Maturing June 5, 2013		11,646	11,529,631
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018		8,016	7,835,273
Term Loan, 3.74%, Maturing September 4, 2019		8,568	8,375,037
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		23,541	22,893,622
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016		18,437	18,379,374
First Data Corp.
Term Loan, 2.98%, Maturing September 24, 2014		24,983	23,146,838
Term Loan, 2.99%, Maturing September 24, 2014		18,401	17,055,800
Term Loan, 2.99%, Maturing September 24, 2014		19,812	18,363,135
Term Loan, 4.24%, Maturing March 23, 2018		15,843	13,767,144
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016		8,965	8,628,728
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		9,572	9,571,515
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		21,037	21,247,533
LPL Holdings, Inc.
Term Loan, 2.02%, Maturing June 28, 2013		4,467	4,430,843
Term Loan, 4.25%, Maturing June 25, 2015		23,480	23,342,842
Term Loan, 5.25%, Maturing June 28, 2017		15,302	15,282,787
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		8,853	8,863,878
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		17,230	17,229,545
Nuveen Investments, Inc.
Term Loan, 3.39%, Maturing November 13, 2014		21,731	21,051,893
Term Loan, 5.89%, Maturing May 12, 2017		39,459	38,038,459
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(5)		63	51,347
Term Loan, 6.25%, Maturing December 10, 2015(5)		1,995	1,507,700
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,775	29,635,818
Travelex America Holdings, Inc.
Term Loan, 2.70%, Maturing October 31, 2013		423	421,754
Term Loan, 2.70%, Maturing October 31, 2013		8,577	8,551,246
Term Loan, 3.20%, Maturing October 31, 2014		423	421,754
Term Loan, 3.20%, Maturing October 31, 2014		8,577	8,551,246

			$377,547,630

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Products — 4.2%

American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,198	$10,012,955
BL Marketing, Ltd. (Weetabix)
Term Loan, 2.45%, Maturing December 31, 2013	GBP	3,000	4,555,986
Term Loan – Second Lien, 5.46%, Maturing June 30, 2015	GBP	2,500	3,637,875
Dean Foods Co.
Term Loan, 1.87%, Maturing April 2, 2014		31,813	30,765,496
Term Loan, 3.25%, Maturing April 2, 2014		6,867	6,736,195
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		96,112	93,949,113
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		13,171	13,220,131
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,453	9,417,053
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		22,743	22,401,855
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,136	24,947,098
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		79,566	79,500,009
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		15,669	15,558,246
Pinnacle Foods Holdings Corp.
Revolving Loan, 0.94%, Maturing April 2, 2013(2)		4,000	3,720,000
Term Loan, 2.77%, Maturing April 2, 2014		38,590	38,171,798
Term Loan, 6.00%, Maturing April 2, 2014		5,744	5,812,139
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		24,460	24,551,672
United Biscuits (UK), Ltd.
Term Loan – Second Lien, 4.71%, Maturing June 15, 2016	GBP	1,500	2,161,621
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,219	20,158,050

			$409,277,292

Food Service — 3.8%

Aramark Corp.
Term Loan, 2.24%, Maturing January 24, 2014		953	$942,975
Term Loan, 2.11%, Maturing January 27, 2014		3,254	3,215,960
Term Loan, 2.24%, Maturing January 27, 2014		19,105	18,881,288
Term Loan, 3.49%, Maturing July 26, 2016		4,450	4,415,155
Term Loan, 3.62%, Maturing July 26, 2016		46,440	46,072,790
Buffets, Inc.
Term Loan, 14.00%, Maturing April 21, 2015(4)		9,117	4,330,630
Term Loan, 9.62%, Maturing April 22, 2015(4)		1,228	549,310
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		66,814	66,646,753
Darling International, Inc.
Term Loan, 5.38%, Maturing December 16, 2016		2,400	2,408,251
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		13,179	13,228,513
DineEquity, Inc.
Term Loan, 4.32%, Maturing October 19, 2017		23,417	23,446,020
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		51,021	51,021,016
JRD Holdings, Inc.
Term Loan, 2.50%, Maturing July 2, 2014		4,025	3,975,049
OSI Restaurant Partners, LLC
Term Loan, 2.80%, Maturing June 14, 2013		6,636	6,353,839
Term Loan, 2.56%, Maturing June 14, 2014		71,770	68,719,786
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,763	7,723,688
Selecta
Term Loan, 2.62%, Maturing July 2, 2015	CHF	18,405	16,424,159
SSP Financing, Ltd.
Term Loan, 1.85%, Maturing December 17, 2016		5,115	3,930,351
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		28,143	26,193,883

			$368,479,416

Food / Drug Retailers — 3.2%

Alliance Boots Holdings, Ltd.
Term Loan, 3.63%, Maturing July 9, 2015	GBP	29,000	$42,767,667
Term Loan, 4.15%, Maturing July 9, 2015	EUR	19,813	25,780,103
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		53,950	53,882,563
Rite Aid Corp.
Term Loan, 2.00%, Maturing June 4, 2014		68,472	65,790,508
Term Loan, 4.50%, Maturing March 2, 2018		34,561	32,833,325
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		35,868	35,121,108
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		54,957	52,827,038

			$309,002,312

Forest Products — 0.0%(13)

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,308	$4,249,193

			$4,249,193

Health Care — 11.7%

1-800-Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,614	$7,575,747

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		31,925	$31,446,125
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		12,009	10,928,593
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		10,461	10,258,000
Term Loan, 6.50%, Maturing September 18, 2015		9,150	8,955,562
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		8,347	8,284,826
Term Loan, 8.50%, Maturing April 14, 2015		8,347	8,284,826
Biomet, Inc.
Term Loan, 3.32%, Maturing March 25, 2015		58,223	57,513,786
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		22,063	19,861,337
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(4)	EUR	870	1,023,830
Catalent Pharma Solutions
Term Loan, 2.50%, Maturing April 10, 2014		15,241	14,584,201
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		6,814	6,765,796
Community Health Systems, Inc.
Term Loan, 2.57%, Maturing July 25, 2014		3,912	3,805,117
Term Loan, 2.57%, Maturing July 25, 2014		89,441	86,995,369
Term Loan, 3.82%, Maturing January 25, 2017		29,259	28,439,937
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		17,753	17,353,924
CRC Health Corp.
Term Loan, 4.87%, Maturing November 16, 2015		30,015	28,514,556
Dako EQT Project Delphi
Term Loan, 3.73%, Maturing May 31, 2016	EUR	3,099	3,976,602
Term Loan, 2.50%, Maturing June 12, 2016		1,568	1,438,917
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,676	10,673,026
DJO Finance, LLC
Term Loan, 3.25%, Maturing May 20, 2014		16,217	15,683,098
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		25,695	23,489,438
Emdeon Business Services, LLC
Term Loan, 4.25%, Maturing November 18, 2013		8,683	8,723,778
Term Loan, 4.50%, Maturing November 18, 2013		8,910	8,915,569
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		25,194	24,715,570
Fenwal, Inc.
Term Loan, 2.57%, Maturing February 28, 2014		496	462,038
Term Loan, 2.57%, Maturing February 28, 2014		2,894	2,694,629
Gentiva Health Services, Inc.
Term Loan, Maturing August 17, 2016(3)		2,000	1,795,000
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		35,187	35,340,755
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		19,959	19,485,457
HCA, Inc.
Term Loan, 3.62%, Maturing March 31, 2017		54,269	52,793,340
Term Loan, 3.62%, Maturing May 1, 2018		39,850	38,542,456
Health Management Associates, Inc.
Term Loan, 2.12%, Maturing February 28, 2014		53,009	52,081,594
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,156	11,913,168
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		8,500	8,563,750
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		31,003	30,305,768
Term Loan, 6.75%, Maturing May 15, 2018		15,885	15,766,049
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		22,768	21,288,022
Kinetic Concepts, Inc.
Term Loan, Maturing November 2, 2018(3)		54,000	54,215,136
Lifepoint Hospitals, Inc.
Term Loan, 3.08%, Maturing April 15, 2015		11,748	11,601,389
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		23,446	23,314,210
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,621	11,097,936
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		70,232	68,154,455
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		6,026	5,996,181
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		29,660	28,250,743
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		22,958	22,039,717
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		9,602	9,614,441
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		38,853	36,132,941
Sunrise Medical Holdings, Inc.
Term Loan, 7.25%, Maturing May 13, 2014	EUR	2,019	2,584,087
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,893	22,563,543
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		22,644	22,537,437
Vanguard Health Holding Co., II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,757	24,612,289
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014		52,910	51,079,911

			$1,133,033,972

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Home Furnishings — 0.5%

Hunter Fan Co.
Term Loan, 2.75%, Maturing April 16, 2014		2,748	$2,528,437
National Bedding Co., LLC
Term Loan, 3.88%, Maturing November 28, 2013		26,439	26,207,607
Term Loan – Second Lien, 5.31%, Maturing February 28, 2014		4,500	4,365,000
Oreck Corp.
Term Loan – Second Lien, 3.85%, Maturing March 19, 2016(5)		797	716,925
Sofia III S.A.R.L.
Term Loan, 2.50%, Maturing June 24, 2016	EUR	3,464	3,791,807
Yankee Candle Company, Inc. (The)
Term Loan, 2.25%, Maturing February 6, 2014		9,808	9,624,467

			$47,234,243

Industrial Equipment — 1.2%

Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		1,782	$1,785,798
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		5,940	5,940,000
Term Loan, 1.88%, Maturing February 16, 2017(2)		7,000	6,755,000
Generac CCMP Acquisition Corp.
Term Loan, 2.78%, Maturing November 11, 2013		10,205	9,907,829
Husky Injection Molding Systems, Ltd.
Term Loan, Maturing June 30, 2018(3)		10,500	10,504,379
Kinetek Acquisitions Corp.
Term Loan, 2.87%, Maturing November 11, 2013		277	241,089
Term Loan, 2.87%, Maturing November 11, 2013		2,732	2,377,056
KION Group GmbH
Term Loan, 3.75%, Maturing December 23, 2014(4)		11,774	9,807,919
Term Loan, 5.12%, Maturing December 23, 2014(4)	EUR	452	531,182
Term Loan, 4.87%, Maturing December 29, 2014(4)	EUR	593	697,367
Term Loan, 4.00%, Maturing December 23, 2015(4)		11,774	9,807,919
Term Loan, 5.12%, Maturing December 29, 2015(4)	EUR	574	675,602
Term Loan, 5.37%, Maturing December 29, 2015(4)	EUR	425	499,788
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		7,057	6,951,453
Polypore, Inc.
Revolving Loan, 0.50%, Maturing July 3, 2013(2)		2,000	1,820,000
Term Loan, 2.25%, Maturing July 3, 2014		22,382	22,018,184
Term Loan, 3.31%, Maturing July 3, 2014	EUR	1,067	1,417,524
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016		8,260	8,135,728
Terex Corp.
Term Loan, 6.03%, Maturing April 28, 2017	EUR	10,000	13,828,352

			$113,702,169

Insurance — 2.3%

Alliant Holdings I, Inc.
Term Loan, 3.37%, Maturing August 21, 2014		23,282	$23,165,415
Term Loan, 6.75%, Maturing August 21, 2014		3,898	3,926,475
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		8,627	8,454,108
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		72,633	71,906,962
Term Loan – Second Lien, 9.00%, Maturing May 24, 2019		15,300	15,089,625
C.G. JCF Corp.
Term Loan, 3.25%, Maturing August 1, 2014		3,583	3,484,118
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,636	12,651,995
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		13,233	13,332,001
HUB International Holdings, Inc.
Term Loan, 2.87%, Maturing June 13, 2014		3,287	3,218,523
Term Loan, 2.87%, Maturing June 13, 2014		18,907	18,512,684
Term Loan, 6.75%, Maturing June 13, 2014		3,455	3,463,136
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,475	5,426,713
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	15,272,381
U.S.I. Holdings Corp.
Term Loan, 2.75%, Maturing May 5, 2014		23,400	22,273,428
Term Loan, 7.00%, Maturing May 5, 2014		3,920	3,939,600

			$224,117,164

Leisure Goods / Activities / Movies — 4.0%

Alpha D2, Ltd.
Term Loan, 1.40%, Maturing December 31, 2012		618	$607,342
Term Loan, 2.53%, Maturing December 31, 2013		11,110	10,648,092
Term Loan, 2.53%, Maturing December 31, 2013		20,196	19,356,699
Term Loan – Second Lien, 3.90%, Maturing June 30, 2014		5,000	4,664,285
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 16, 2016		26,890	26,598,736
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		10,394	10,307,325
Bombardier Recreational Products
Term Loan, 2.90%, Maturing June 28, 2013		39,837	38,741,621
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		12,094	12,033,743
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		27,698	27,767,649
Cinemark USA, Inc.
Term Loan, 3.52%, Maturing April 29, 2016		11,280	11,230,514

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		10,968	$10,940,570
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		525	516,730
Term Loan, 6.25%, Maturing May 11, 2013		7,448	7,336,464
Fender Musical Instruments Corp.
Term Loan, 2.50%, Maturing June 9, 2014		1,119	1,043,910
Term Loan, 2.50%, Maturing June 9, 2014		3,903	3,639,460
Kasima, LLC
Term Loan, 3.80%, Maturing March 10, 2015(2)		15,000	14,475,000
Term Loan, 5.00%, Maturing March 31, 2017		10,945	10,561,925
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		33,796	33,753,782
Merlin Entertainment Group
Term Loan, 4.50%, Maturing July 21, 2017		16,545	15,607,571
Term Loan, 4.96%, Maturing July 21, 2017	GBP	9,332	14,154,995
National CineMedia, LLC
Term Loan, 1.84%, Maturing February 13, 2015		3,328	3,233,306
Regal Cinemas Corp.
Term Loan, 3.37%, Maturing August 23, 2017		9,882	9,775,010
Revolution Studios Distribution Co., LLC
Term Loan, 4.03%, Maturing December 21, 2014		5,262	3,867,740
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing February 17, 2016		6,172	6,094,935
Term Loan, 4.00%, Maturing August 17, 2017		24,965	24,840,112
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		30,563	30,658,652
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		12,780	12,684,522
Vue Entertainment Investment, Ltd.
Term Loan, 6.12%, Maturing December 8, 2017	GBP	6,500	10,085,556
Term Loan, 6.12%, Maturing December 9, 2017	EUR	1,000	1,342,189
Zuffa, LLC
Revolving Loan, 1.97%, Maturing June 19, 2012(2)		4,000	3,848,800
Term Loan, 2.25%, Maturing June 19, 2015		10,865	10,430,153

			$390,847,388

Lodging and Casinos — 2.0%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		3,591	$3,580,810
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		10,659	10,663,351
Caesars Entertainment Operating Co.
Term Loan, 3.36%, Maturing January 28, 2015		22,051	19,487,186
Term Loan, 3.42%, Maturing January 28, 2015		36,964	32,712,915
Term Loan, 3.42%, Maturing January 28, 2015		23,750	21,039,959
Term Loan, 9.50%, Maturing October 31, 2016		9,825	9,966,234
Gala Group, Ltd.
Term Loan, 5.71%, Maturing May 30, 2018	GBP	21,200	28,960,154
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,480	6,504,206
Las Vegas Sands, LLC
Term Loan, 1.84%, Maturing May 23, 2014		1,345	1,316,831
Term Loan, 1.84%, Maturing May 23, 2014		6,557	6,418,846
Term Loan, 2.84%, Maturing November 23, 2016		4,894	4,735,008
Term Loan, 2.84%, Maturing November 23, 2016		9,588	9,281,913
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		8,582	7,509,025
Quidnax AB
Term Loan, 3.83%, Maturing April 25, 2015	EUR	4,725	5,071,919
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,071,919
The Mississippi Band of Choctaw Indians
Term Loan, 8.25%, Maturing November 4, 2011		2,214	1,892,582
VML US Finance, LLC
Term Loan, 4.75%, Maturing May 25, 2012		6,818	6,805,236
Term Loan, 4.75%, Maturing May 27, 2013		7,898	7,866,913
Term Loan, 4.75%, Maturing May 27, 2013		7,979	7,964,064

			$196,849,071

Nonferrous Metals / Minerals — 0.8%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		44,210	$44,099,416
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		15,664	15,607,387
Oxbow Carbon and Mineral Holdings
Term Loan, 3.86%, Maturing May 8, 2016		20,773	20,071,440

			$79,778,243

Oil and Gas — 1.7%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		6,258	$6,336,118
Buffalo Gulf Coast Terminals, LLC
Term Loan, Maturing October 31, 2017(3)		6,875	6,960,938
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		2,599	2,602,356
Term Loan, 9.00%, Maturing June 23, 2017		22,973	23,455,141
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		3,927	3,995,539
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		20,037	19,961,931
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		27,930	27,999,825
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		23,050	23,047,603

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Oil and Gas (continued)

Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		41,415	$41,621,618
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		772	773,216
Term Loan, 6.50%, Maturing April 20, 2017		1,263	1,265,894
Term Loan, 6.50%, Maturing April 20, 2017		9,534	9,553,325

			$167,573,504

Publishing — 3.8%

Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		17,240	$16,794,508
Aster Zweite Beteiligungs GmbH
Term Loan, 4.65%, Maturing December 31, 2015		181	167,811
Term Loan, 4.65%, Maturing December 31, 2015		321	297,276
Term Loan, 4.80%, Maturing December 31, 2014		8,015	7,140,960
Term Loan, 4.80%, Maturing December 30, 2016		1,058	942,570
Term Loan, 4.80%, Maturing December 30, 2016		2,740	2,441,145
Term Loan, 4.80%, Maturing December 30, 2016		10,823	9,643,239
Term Loan, 4.80%, Maturing December 30, 2016		14,359	12,793,742
Term Loan, 6.00%, Maturing December 30, 2016	EUR	708	892,119
Term Loan, 6.00%, Maturing December 30, 2016	EUR	792	996,632
Term Loan, 6.00%, Maturing December 30, 2016	EUR	2,690	3,386,824
Term Loan, 6.00%, Maturing December 30, 2016	EUR	2,750	3,462,709
Black Press US Partnership
Term Loan, 2.32%, Maturing August 2, 2013		958	915,285
Term Loan, 2.32%, Maturing August 2, 2013		1,579	1,507,529
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		24,067	20,765,084
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		4,859	1,198,661
Term Loan, 2.25%, Maturing August 28, 2014		15,484	3,819,284
Term Loan, 2.50%, Maturing August 28, 2014		9,242	2,279,776
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		44,626	44,812,222
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014		1,649	1,566,157
Term Loan, 3.62%, Maturing August 7, 2014		15,815	15,024,262
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		35,539	35,327,906
Lamar Media Corp.
Term Loan, 3.00%, Maturing April 27, 2015		2,144	2,132,872
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		49,715	46,670,253
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		1,696	1,636,198
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		11,854	11,439,341
Nebraska Book Co., Inc.
Term Loan, 7.25%, Maturing July 27, 2012		5,000	4,950,000
Nelson Education, Ltd.
Term Loan, 2.87%, Maturing July 3, 2014		277	223,245
Newspaper Holdings, Inc.
Term Loan, 1.94%, Maturing July 24, 2014		17,229	13,352,255
Nielsen Finance, LLC
Term Loan, 2.24%, Maturing August 9, 2013		36,580	36,442,921
Term Loan, 3.49%, Maturing May 2, 2016		35,585	35,392,368
Term Loan, 3.99%, Maturing May 2, 2016		3,752	3,742,623
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013		909	900,342
Term Loan, 3.75%, Maturing September 30, 2013		1,838	1,819,658
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012		1,779	1,752,171
Term Loan, 10.75%, Maturing June 18, 2013		4,022	3,871,418
Term Loan, 15.00%, Maturing March 18, 2014(4)		1,611	1,489,995
Springer Science+Business Media S.A.
Term Loan, 4.25%, Maturing June 17, 2016		11,998	11,570,355
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		947	870,936
Term Loan, 8.00%, Maturing September 29, 2014		841	837,276

			$365,269,928

Radio and Television — 3.3%

Block Communications, Inc.
Term Loan, 2.25%, Maturing December 21, 2012		9,241	$9,241,236
Clear Channel Communication
Term Loan, 3.90%, Maturing January 28, 2016		16,500	13,078,824
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		62,375	61,751,250
Entercom Communications Corp.
Revolving Loan, 1.25%, Maturing June 30, 2012(2)		3,000	2,850,000
Term Loan, 1.37%, Maturing June 30, 2012		2,839	2,772,998
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		19,200	18,719,755
Gray Television, Inc.
Term Loan, 3.74%, Maturing December 31, 2014		2,583	2,532,840
HIT Entertainment, Inc.
Term Loan, 5.51%, Maturing June 1, 2012		3,412	3,386,581
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		5,486	5,445,103
Local TV Finance, LLC
Term Loan, 2.25%, Maturing May 7, 2013		10,608	10,157,276
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		7,253	7,252,692
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,765	3,745,774

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Radio and Television (continued)

New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		2,053	$2,035,348
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,863	10,808,897
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		9,957	9,360,032
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		12,643	12,011,147
SMG H5 PTY, Ltd.
Term Loan, 6.45%, Maturing December 22, 2012	AUD	19,407	19,853,957
Tyrol Acquisition 2 SAS
Term Loan, 5.37%, Maturing October 6, 2013	EUR	5,000	5,886,488
Term Loan, 4.37%, Maturing January 29, 2016	EUR	2,750	3,243,912
Term Loan, 5.36%, Maturing January 29, 2016	EUR	2,750	3,243,912
Term Loan, 5.37%, Maturing January 29, 2016	EUR	7,800	9,200,913
Term Loan, 5.37%, Maturing January 29, 2016	EUR	7,800	9,200,913
Univision Communications, Inc.
Term Loan, 2.25%, Maturing September 29, 2014		23,377	22,570,487
Term Loan, 4.50%, Maturing March 31, 2017		63,701	57,915,030
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,970	16,039,618

			$322,304,983

Retailers (Except Food and Drug) — 3.5%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		16,796	$16,570,065
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		17,558	17,228,748
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		26,367	26,267,745
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		40,120	37,742,520
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		28,598	27,596,681
KKR My Best Friend UK Holdco.
Term Loan, 5.71%, Maturing January 24, 2017	GBP	2,000	3,176,610
Michaels Stores, Inc.
Term Loan, 2.66%, Maturing October 31, 2013		24,092	23,679,280
Term Loan, 4.91%, Maturing July 31, 2016		4,629	4,531,884
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		38,575	37,538,297
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		35,046	34,826,664
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		14,729	14,756,310
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		17,925	17,846,410
Service Master Co.
Term Loan, 2.75%, Maturing July 24, 2014		3,185	3,054,973
Term Loan, 2.76%, Maturing July 24, 2014		33,872	32,489,147
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		21,355	20,313,866
Vivarte
Term Loan, 3.23%, Maturing March 9, 2015	EUR	87	100,675
Term Loan, 3.23%, Maturing March 9, 2015	EUR	337	391,473
Term Loan, 3.23%, Maturing March 9, 2015	EUR	9,886	11,500,724
Term Loan, 3.85%, Maturing March 8, 2016	EUR	9,886	11,500,724
Term Loan, 3.85%, Maturing May 29, 2016	EUR	87	100,665
Term Loan, 3.85%, Maturing May 29, 2016	EUR	337	391,474
Term Loan – Second Lien, 4.85%, Maturing September 8, 2016	EUR	13	12,122
Term Loan – Second Lien, 4.85%, Maturing September 8, 2016	EUR	88	84,852
Term Loan – Second Lien, 4.85%, Maturing September 8, 2016	EUR	900	872,768

			$342,574,677

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		20,721	$20,617,271
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(5)		3,512	3,441,842
SunCoke Energy, Inc.
Term Loan, 4.01%, Maturing July 26, 2018		6,858	6,857,812

			$30,916,925

Surface Transport — 1.0%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		26,150	$24,384,875
Term Loan, 3.75%, Maturing March 9, 2018		38,227	37,994,567
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		29,477	29,578,375

			$91,957,817

Telecommunications — 3.8%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,118	$13,888,890
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,908	6,890,418
ERC Luxembourg Holdings, Ltd.
Term Loan, 3.24%, Maturing September 30, 2014	EUR	5,451	5,411,407
Term Loan, 3.49%, Maturing September 30, 2015	EUR	5,451	5,411,864
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		98,331	98,054,306

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Telecommunications (continued)

IPC Systems, Inc.
Term Loan, 2.62%, Maturing May 31, 2014		4,311	$3,933,562
Term Loan, 3.21%, Maturing May 31, 2014	GBP	325	495,440
Macquarie UK Broadcast, Ltd.
Term Loan, 2.71%, Maturing January 10, 2014	GBP	6,000	8,207,181
Term Loan, 2.96%, Maturing December 1, 2014	GBP	14,352	19,631,913
MetroPCS Wireless
Term Loan, 4.00%, Maturing March 16, 2018		80,484	79,410,631
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,925	8,761,304
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		7,481	7,294,219
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,721	4,681,550
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		12,618	12,547,396
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		27,629	27,714,996
Telesat Canada, Inc.
Term Loan, 3.25%, Maturing October 31, 2014		4,677	4,612,491
Term Loan, 3.25%, Maturing October 31, 2014		54,448	53,699,445
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		9,054	9,054,500

			$369,701,513

Utilities — 1.8%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		29,877	$29,881,041
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		10,794	10,848,272
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		12,768	12,672,240
Term Loan, 4.50%, Maturing April 2, 2018		31,065	30,803,038
Covanta Energy Corp.
Term Loan, 1.67%, Maturing February 10, 2014		887	868,762
Term Loan, 1.75%, Maturing February 10, 2014		760	744,959
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		7,000	6,913,592
Term Loan, 9.25%, Maturing August 4, 2016		12,800	12,832,000
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		5,131	5,131,468
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		30,923	30,986,912
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.76%, Maturing October 10, 2017		40,113	27,437,016

			$169,119,300

Total Senior Floating-Rate Interests
(identified cost $9,131,278,287)			$8,953,413,239

Corporate Bonds & Notes — 1.9%

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.2%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		14,931	$13,512,555
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	3,740,000

			$17,252,555

Chemicals and Plastics — 0.1%

Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		5,000	$5,212,500
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	3,000	3,300,125

			$8,512,625

Diversified Manufacturing Operations — 0.1%

Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(9)	GBP	6,500	$8,543,982

			$8,543,982

Ecological Services and Equipment — 0.0%(13)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)		149	$125,977

			$125,977

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC
3.153%, 10/15/13(10)		19,234	$18,921,447

			$18,921,447

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

		Principal
		Amount*
Security		(000’s omitted)	Value

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,403,469
7.125%, 9/1/18(8)		2,325	2,412,187

			$4,815,656

Financial Intermediaries — 0.3%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		5,000	$4,975,000
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	11,500	14,957,797
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		9,000	9,000,000

			$28,932,797

Health Care — 0.0%(13)

Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,075,000

			$3,075,000

Leisure Goods / Activities / Movies — 0.1%

MU Finance PLC, Sr. Notes
8.375%, 2/1/17(8)		5,000	$5,350,000
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		7,500	7,931,250

			$13,281,250

Radio and Television — 0.0%(13)

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$2,992,500

			$2,992,500

Telecommunications — 0.1%

EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)		8,500	$8,733,750

			$8,733,750

Utilities — 0.7%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		33,200	$35,026,000
7.875%, 1/15/23(8)		31,100	32,966,000

			$67,992,000

Total Corporate Bonds & Notes
(identified cost $179,408,585)			$183,179,539

Asset-Backed Securities — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(10)		$629	$499,576
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.399%, 6/15/29(8)(10)		785	784,014
Avalon Capital Ltd. 3, Series 1A, Class D, 2.258%, 2/24/19(8)(10)		884	606,092
Babson Ltd., Series 2005-1A, Class C1, 2.353%, 4/15/19(8)(10)		1,129	709,496
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.728%, 8/11/16(8)(10)		1,500	1,252,842
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.836%, 3/8/17(10)		985	696,908
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.353%, 1/15/18(8)(10)		2,000	1,266,837

Total Asset-Backed Securities
(identified cost $7,880,678)			$5,815,765

Common Stocks — 0.7%

Security		Shares	Value

Automotive — 0.2%

Dayco Products, LLC(11)(12)		88,506	$3,617,683
Hayes Lemmerz International, Inc.(5)(11)(12)		207,032	10,869,180

			$14,486,863

Building and Development — 0.0%(13)

Contech Construction Holdings, Inc.(5)(11)(12)		233,658	$16,356
United Subcontractors, Inc.(5)(11)(12)		3,646	213,373
WCI Communities, Inc.(5)(11)(12)		22,273	2,338,623

			$2,568,352

Chemicals and Plastics — 0.0%(13)

Vita Cayman II, Ltd.(11)(12)		3,849	$998,599

			$998,599

Diversified Manufacturing — 0.0%(13)

MEGA Brands, Inc.(11)		19,082	$157,168

			$157,168

Ecological Services and Equipment — 0.0%(13)

Environmental Systems Products Holdings, Inc.(5)(11)(14)		2,484	$105,098

			$105,098

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Financial Intermediaries — 0.0%(13)

RTS Investor Corp.(5)(11)(12)	692	$182,337

		$182,337

Food Service — 0.0%

Buffets, Inc.(5)(11)	193,076	$0

		$0

Home Furnishings — 0.0%(13)

Oreck Corp.(5)(11)(12)	14,217	$998,176
Sanitec Europe Oy B Units(11)(12)	235,094	853,911
Sanitec Europe Oy E Units(5)(11)(12)	230,960	0

		$1,852,087

Leisure Goods / Activities / Movies — 0.1%

Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$7,489,327

		$7,489,327

Lodging and Casinos — 0.0%(13)

Affinity Gaming, LLC(5)(11)(12)	206,125	$1,259,425

		$1,259,425

Publishing — 0.3%

Ion Media Networks, Inc.(5)(11)(12)	28,605	$22,884,000
MediaNews Group, Inc.(5)(11)(12)	162,730	3,220,426
Source Interlink Companies, Inc.(5)(11)(12)	5,725	35,609
Star Tribune Media Holdings Co.(11)	30,631	969,983
SuperMedia, Inc.(11)	53,719	92,934

		$27,202,952

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(11)	8,187	$24,643
New Young Broadcasting Holding Co., Inc.(11)(12)	3,264	8,976,000

		$9,000,643

Total Common Stocks
(identified cost $36,048,999)		$65,302,851

Preferred Stocks — 0.0%(13)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(13)

Environmental Systems Products Holdings, Inc., Series A(5)(11)(14)	569	$35,028

Total Preferred Stocks
(identified cost $9,958)		$35,028

Warrants — 0.0%(13)

Security	Shares	Value

Radio and Television — 0.0%(13)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	158	$434,500

		$434,500

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(5)(11)(12)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(5)(11)(12)	11,964	0

		$0

Total Warrants
(identified cost $271,530)		$434,500

Short-Term Investments — 6.0%

	Interest/Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(15)	$567,850	$567,850,021
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/11	12,142	12,142,371

Total Short-Term Investments
(identified cost $579,992,392)		$579,992,392

Total Investments — 101.0%
(identified cost $9,934,890,429)		$9,788,173,314

Less Unfunded Loan Commitments — (0.5)%		$(47,983,252)

Net Investments — 100.5%
(identified cost $9,886,907,177)		$9,740,190,062

Other Assets, Less Liabilities — (0.5)%		$(45,856,019)

Net Assets — 100.0%		$9,694,334,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.
(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Portfolio of Investments — continued

stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	This Senior Loan will settle after October 31, 2011, at which time the interest rate will be determined.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Defaulted matured security.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $154,139,914 or 1.6% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2011.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Amount is less than 0.05%.

(14)	Restricted security (see Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Statement of Assets and Liabilities

Assets	October 31, 2011

Unaffiliated investments, at value (identified cost, $9,319,057,156)	$9,172,340,041
Affiliated investment, at value (identified cost, $567,850,021)	567,850,021
Restricted cash*	7,090,000
Foreign currency, at value (identified cost, $18,599,965)	18,470,637
Interest receivable	35,841,590
Interest receivable from affiliated investment	35,294
Receivable for investments sold	86,340,194
Receivable for open forward foreign currency exchange contracts	10,099,461
Receivable for closed swap contracts	118,906
Prepaid expenses	554,804

Total assets	$9,898,740,948

Liabilities

Payable for investments purchased	$190,851,628
Payable for open forward foreign currency exchange contracts	6,161,453
Payable for open swap contracts	2,796,298
Payable to affiliates:
Investment adviser fee	4,070,993
Trustees’ fees	4,208
Accrued expenses	522,325

Total liabilities	$204,406,905

Net Assets applicable to investors’ interest in Portfolio	$9,694,334,043

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$9,838,378,919
Net unrealized depreciation	(144,044,876)

Total	$9,694,334,043

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest and other income	$445,920,595
Interest allocated from affiliated investment	1,095,321
Expenses allocated from affiliated investment	(94,227)

Total investment income	$446,921,689

Expenses

Investment adviser fee	$46,189,975
Trustees’ fees and expenses	50,500
Custodian fee	1,944,819
Legal and accounting services	450,889
Miscellaneous	873,987

Total expenses	$49,510,170

Deduct —
Reduction of custodian fee	$775

Total expense reductions	$775

Net expenses	$49,509,395

Net investment income	$397,412,294

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$11,762,437
Investment transactions allocated from affiliated investment	32,011
Swap contracts	76,923
Foreign currency and forward foreign currency exchange contract transactions	(29,936,666)

Net realized loss	$(18,065,295)

Change in unrealized appreciation (depreciation) —
Investments	$(109,726,188)
Swap contracts	(2,796,298)
Foreign currency and forward foreign currency exchange contracts	12,089,248

Net change in unrealized appreciation (depreciation)	$(100,433,238)

Net realized and unrealized loss	$(118,498,533)

Net increase in net assets from operations	$278,913,761

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$397,412,294	$225,479,731
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(18,065,295)	(57,429,605)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	(100,433,238)	330,801,724

Net increase in net assets from operations	$278,913,761	$498,851,850

Capital transactions —
Contributions	$4,383,895,129	$2,328,739,026
Withdrawals	(1,465,370,574)	(625,035,217)

Net increase in net assets from capital transactions	$2,918,524,555	$1,703,703,809

Net increase in net assets	$3,197,438,316	$2,202,555,659

Net Assets

At beginning of year	$6,496,895,727	$4,294,340,068

At end of year	$9,694,334,043	$6,496,895,727

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Supplementary Data

	Year Ended October 31,

Ratios/Supplemental Data	2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54%	0.57%	0.61%	0.70%	0.58%
Net investment income	4.31%	4.43%	5.41%	6.50%	6.94%
Portfolio Turnover	56%	39%	35%	7%	61%

Total Return	4.30%	10.51%	27.54%	(22.24)%	4.62%

Net assets, end of year (000’s omitted)	$9,694,334	$6,496,896	$4,294,340	$3,056,210	$6,851,600

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 81.3%, 6.7%, 9.7%, 1.4%, 0.5% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee amounted to $46,189,975 or was 0.50% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $7,855,320,352 and $4,850,570,277, respectively, for the year ended October 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,888,391,658

Gross unrealized appreciation	$124,165,235
Gross unrealized depreciation	(272,366,831)

Net unrealized depreciation	$(148,201,596)

The net unrealized appreciation on foreign currency and swap contracts at October 31, 2011 on a federal income tax basis was $2,672,239.

5 Restricted Securities

At October 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$105,098

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,028

Total Restricted Securities			$9,958		$140,126

(1)	Less than $0.50.

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/30/11	British Pound Sterling 64,388,954	United States Dollar 105,113,358	JPMorgan Chase Bank	$1,611,168
11/30/11	Euro 77,568,344	United States Dollar 112,212,694	Citibank NA	4,911,782
12/30/11	Australian Dollar 18,113,116	United States Dollar 17,587,835	Deutsche Bank	(1,368,748)
12/30/11	Australian Dollar 653,453	United States Dollar 655,199	JPMorgan Chase Bank	(28,683)
12/30/11	British Pound Sterling 45,832,535	United States Dollar 71,377,069	Goldman Sachs, Inc.	(2,271,429)
12/30/11	Euro 75,377,213	United States Dollar 102,125,571	HSBC Bank USA	(2,127,051)
12/30/11	Swiss Franc 14,677,868	United States Dollar 16,372,413	Deutsche Bank	(365,542)
1/31/12	British Pound Sterling 13,219,895	United States Dollar 21,272,794	JPMorgan Chase Bank	36,955
1/31/12	Euro 93,335,802	United States Dollar 132,529,372	Deutsche Bank	3,453,486

				$3,851,938

Purchases
				Net
				Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation

11/30/11	British Pound Sterling 2,464,114	United States Dollar 3,874,875	Deutsche Bank	$86,070

				$86,070

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements — continued

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$60,000	Receives	3 Month USD-LIBOR-BBA	0.98	6/24/14	$(710,385)
Citibank NA	60,000	Receives	3 Month USD-LIBOR-BBA	1.81	6/24/16	(2,085,913)

						$(2,796,298)

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $8,957,751. At October 31, 2011, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,090,000.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $10,099,461, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $4,911,782. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $4,559,271 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2011 was as follows:

		Fair Value
Risk	Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Foreign Exchange	Forward foreign currency exchange contracts	$10,099,461	$(6,161,453)

		$10,099,461	$(6,161,453)

Interest Rate	Swap contracts	$—	$(2,796,298)

		$—	$(2,796,298)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward currency exchange contracts and Payable for open swap contracts, respectively; Net unrealized depreciation.

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2011 was as follows:

		Realized Gain (Loss)	Change in Unrealized
		on Derivatives Recognized	Appreciation (Depreciation) on
Risk	Derivative	in Income(1)	Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$(23,492,983)	$10,644,243
Interest Rate	Swap contracts	76,923	(2,796,298)

Total		$(23,416,060)	$7,847,945

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $874,212,000 and $46,154,000, respectively.

7 Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million ($537.5 million prior to August 24, 2011 and $450 million prior to March 22, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to March 22, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Floating Rate Portfolio

October 31, 2011

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,899,399,746	$6,030,241	$8,905,429,987
Corporate Bonds & Notes	—	183,053,562	125,977	183,179,539
Asset-Backed Securities	—	5,815,765	—	5,815,765
Common Stocks	274,745	22,905,503	42,122,603	65,302,851
Preferred Stocks	—	—	35,028	35,028
Warrants	—	434,500	0	434,500
Short-Term Investments	—	579,992,392	—	579,992,392

Total Investments	$274,745	$9,691,601,468	$48,313,849	$9,740,190,062

Forward Foreign Currency Exchange Contracts	$—	$10,099,461	$—	$10,099,461

Total	$274,745	$9,701,700,929	$48,313,849	$9,750,289,523

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,161,453)	$—	$(6,161,453)
Interest Rate Swaps	—	(2,796,298)	—	(2,796,298)

Total	$—	$(8,957,751)	$—	$(8,957,751)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$0	$5,401,235
Realized gains (losses)	1,143	666,236	293,389	46,943	—	1,007,711
Change in net unrealized appreciation (depreciation)*	(36,003)	410,365	20,009,635	(86,533)	—	20,297,464
Cost of purchases**	5,025,427	54,987	1,306,274	—	—	6,386,688
Proceeds from sales**	(136,892)	(1,184,172)	(1,555,365)	(56,900)	—	(2,933,329)
Accrued discount (premium)	98,194	30,020	—	—	—	128,214
Transfers to Level 3***	440,396	—	17,585,470	—	—	18,025,866
Transfers from Level 3***	—	—	—	—	—	—

Balance as of October 31, 2011	$6,030,241	$125,977	$42,122,603	$35,028	$0	$48,313,849

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2011	$(36,003)	$(1,635)	$19,701,739	$(30,732)	$—	$19,633,369

*Amount is included in the related amount on investments in the Statement of Operations.
**Cost of purchases may include securities received in corporate actions; Proceeds from sales may include securities delivered in corporate actions.
***Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Floating Rate Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2011, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating Rate Portfolio as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 20, 2011

Eaton Vance
Floating-Rate Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Floating-Rate Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Scott H. Page 1959	President of the Portfolio	Since 2007	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Floating-Rate Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Floating-Rate Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-12/11	FRSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$81,640	$82,460

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$20,850	$21,060

All Other Fees(3)	$900	$900

Total	$103,390	$104,420

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$21,750	$21,960

Eaton Vance(1)	$278,901	$226,431

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page Scott H. Page President

Date:	December 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	December 20, 2011

By:	/s/ Scott H. Page Scott H. Page President

Date:	December 20, 2011